John Hancock
Income Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.9%					$192,402,827
(Cost $166,184,107)
U.S. Government 9.9%					192,402,827
U.S. Treasury
Bond	2.000	02-15-50		8,600,000	9,679,031
Bond	2.750	11-15-42		22,110,000	28,109,929
Bond	3.000	02-15-49		22,685,000	30,857,803
Bond	3.125	02-15-43		6,319,700	8,508,390
Bond	4.375	02-15-38		14,475,000	22,185,199
Note	1.125	02-28-22		12,410,000	12,590,818
Note	2.000	11-15-26		19,100,000	20,952,551
Note	2.375	02-29-24		17,645,000	18,990,431
Note	2.375	05-15-29		18,095,000	20,778,149
Note	2.625	02-15-29		8,720,000	10,167,316

Treasury Inflation Protected Security	0.125	01-15-30		8,575,579	9,583,210
Foreign government obligations 18.6%					$359,615,896
(Cost $355,645,206)
Australia 0.8%					15,058,402
Commonwealth of Australia	0.250	11-21-24	AUD	7,740,000	5,681,910
New South Wales Treasury Corp.	1.000	02-08-24	AUD	12,455,000	9,376,492
Austria 0.2%					4,396,687
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,396,687
Canada 3.0%					57,497,756
Canada Housing Trust No. 1 (A)	0.950	06-15-25	CAD	5,125,000	3,989,708
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,668,336
Government of Canada	1.500	09-01-24	CAD	6,237,000	5,002,463
Government of Canada	2.250	03-01-24	CAD	19,415,000	15,886,705
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,521,470
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,868,301
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,783,251
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,783,765
Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,412,131
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,819,513
Province of Quebec	3.750	09-01-24	CAD	5,530,000	4,762,113
Colombia 0.3%					5,402,036
Republic of Colombia	4.000	02-26-24		5,050,000	5,402,036
Finland 0.2%					4,053,343
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	4,053,343
Hungary 0.1%					2,296,125
Republic of Hungary	6.375	03-29-21		2,224,000	2,296,125
Indonesia 2.8%					54,687,936
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	4,162,925
Republic of Indonesia	3.850	10-15-30		2,650,000	3,036,609
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,668,878
Republic of Indonesia	6.125	05-15-28	IDR	83,348,000,000	5,538,198
Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,025,111
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,004,402
Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	6,960,004
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,342,441
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,051,052
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	$2,488,830
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	420,651
Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,349,195
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,774,423
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,758,650
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,106,567
Ireland 0.9%					16,674,607
Republic of Ireland	3.400	03-18-24	EUR	10,463,000	14,228,055
Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,446,552
Israel 0.2%					4,783,741
State of Israel	2.500	01-15-30		1,985,000	2,139,520
State of Israel	2.750	07-03-30		2,405,000	2,644,221
Italy 0.7%					13,990,728
Republic of Italy (A)	1.850	07-01-25	EUR	4,330,000	5,495,617
Republic of Italy (A)	4.750	08-01-23	EUR	6,273,000	8,495,111
Japan 0.9%					18,487,141
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	18,487,141
Malaysia 1.2%					22,822,090
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	3,084,977
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,891,456
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,887,095
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,488,575
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,390,993
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	4,005,898
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,073,096
Mexico 0.2%					4,142,610
Government of Mexico	7.750	05-29-31	MXN	80,220,000	4,142,610
New Zealand 0.4%					7,375,619
Government of New Zealand	6.000	05-15-21	NZD	9,272,000	6,499,405
Government of New Zealand	6.000	05-15-21	NZD	1,250,000	876,214
Norway 1.2%					22,943,995
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,804,642
Kingdom of Norway (A)	2.000	05-24-23	NOK	67,645,000	8,099,547
Kingdom of Norway (A)	3.750	05-25-21	NOK	93,905,000	11,039,806
Philippines 0.6%					11,876,589
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	6,529,286
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	5,347,303
Portugal 0.7%					14,115,341
Republic of Portugal (A)	0.700	10-15-27	EUR	3,290,000	4,083,065
Republic of Portugal (A)	3.850	04-15-21	EUR	4,275,000	5,242,926
Republic of Portugal (A)	5.125	10-15-24		4,110,000	4,789,350
Qatar 0.3%					5,688,871
State of Qatar (A)	4.000	03-14-29		3,245,000	3,794,989
State of Qatar (A)	4.817	03-14-49		1,385,000	1,893,882
Saudi Arabia 0.1%					2,231,384
Kingdom of Saudi Arabia (A)	2.900	10-22-25		2,105,000	2,231,384
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Singapore 1.5%					$29,498,234
Republic of Singapore	1.875	03-01-50	SGD	8,745,000	7,433,330
Republic of Singapore	3.250	09-01-20	SGD	23,120,000	16,993,128
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	5,071,776
Spain 0.5%					8,894,956
Kingdom of Spain (A)	0.250	07-30-24	EUR	3,615,000	4,403,126
Kingdom of Spain (A)	0.800	07-30-27	EUR	3,585,000	4,491,830
Sweden 0.4%					6,927,117
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,927,117
United Arab Emirates 0.8%					14,751,930
Government of Abu Dhabi (A)	0.750	09-02-23		2,400,000	2,397,038
Government of Abu Dhabi (A)	1.700	03-02-31		3,980,000	3,955,189
Government of Abu Dhabi (A)	2.500	04-16-25		2,955,000	3,132,152
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	3,289,754
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,977,797
United Kingdom 0.6%					11,018,658
Government of United Kingdom	0.500	07-22-22	GBP	2,525,000	3,410,901

Government of United Kingdom	3.750	09-07-20	GBP	5,685,000	7,607,757
Corporate bonds 53.7%					$1,040,275,290
(Cost $990,628,842)
Communication services 8.5%					164,642,930
Diversified telecommunication services 1.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,693,807
GCI LLC (A)	6.625	06-15-24		630,000	664,650
GCI LLC	6.875	04-15-25		4,390,000	4,549,138
Verizon Communications, Inc.	4.016	12-03-29		6,855,000	8,225,901
Verizon Communications, Inc.	4.329	09-21-28		4,648,000	5,630,629
Entertainment 0.2%
Live Nation Entertainment, Inc. (A)	4.750	10-15-27		2,610,000	2,468,890
Netflix, Inc.	4.875	04-15-28		2,180,000	2,523,350
Interactive media and services 0.5%
Alphabet, Inc.	1.100	08-15-30		3,315,000	3,296,668
ANGI Group LLC (A)	3.875	08-15-28		2,820,000	2,856,604
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,817,775
Twitter, Inc. (A)	3.875	12-15-27		773,000	815,670
Media 5.9%
Altice Financing SA (A)	7.500	05-15-26		5,820,000	6,211,104
Altice France SA (A)	7.375	05-01-26		2,065,000	2,192,307
CCO Holdings LLC (A)	4.500	08-15-30		5,295,000	5,619,319
CCO Holdings LLC (A)	4.750	03-01-30		5,095,000	5,473,813
CCO Holdings LLC (A)	5.125	05-01-27		8,665,000	9,228,398
CCO Holdings LLC (A)	5.750	02-15-26		3,230,000	3,385,234
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	10,722,659
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,470,346
Charter Communications Operating LLC	6.484	10-23-45		3,655,000	4,882,417
CSC Holdings LLC (A)	3.375	02-15-31		11,935,000	11,759,794
CSC Holdings LLC (A)	4.125	12-01-30		2,350,000	2,439,300
CSC Holdings LLC (A)	5.375	02-01-28		5,067,000	5,403,829
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	4,105,871
CSC Holdings LLC (A)	5.750	01-15-30		9,377,000	10,220,930
CSC Holdings LLC	5.875	09-15-22		3,300,000	3,498,000
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (A)	7.500	04-01-28		4,560,000	$5,118,600
DISH DBS Corp.	5.875	07-15-22		5,975,000	6,306,613
Sirius XM Radio, Inc. (A)	5.000	08-01-27		8,390,000	8,899,105
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		1,225,000	1,324,531
WMG Acquisition Corp. (A)	5.500	04-15-26		660,000	686,400
Wireless telecommunication services 0.8%
T-Mobile USA, Inc. (A)	2.550	02-15-31		1,095,000	1,144,976
T-Mobile USA, Inc. (A)	3.750	04-15-27		2,500,000	2,827,275
T-Mobile USA, Inc. (A)	3.875	04-15-30		3,025,000	3,457,303
T-Mobile USA, Inc.	4.500	02-01-26		2,805,000	2,895,630
T-Mobile USA, Inc.	6.500	01-15-26		4,610,000	4,826,094
Consumer discretionary 4.0%					77,339,453
Automobiles 0.7%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,850,425
Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,638,656
Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,103,229
Ford Motor Credit Company LLC	3.350	11-01-22		1,525,000	1,522,758
Ford Motor Credit Company LLC	3.370	11-17-23		3,350,000	3,367,454
Ford Motor Credit Company LLC	4.250	09-20-22		1,245,000	1,264,609
General Motors Company	6.125	10-01-25		2,620,000	3,074,623
Diversified consumer services 0.6%
Brown University	1.914	09-01-30		3,575,000	3,640,456
Duke University	2.682	10-01-44		5,615,000	5,983,946
University of Notre Dame du Lac	1.637	02-15-30		2,165,000	2,210,604
Hotels, restaurants and leisure 1.8%
Hilton Domestic Operating Company, Inc.	5.125	05-01-26		1,790,000	1,848,229
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25		1,715,000	1,797,835
Hilton Worldwide Finance LLC (B)	4.625	04-01-25		2,805,000	2,833,050
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,411,313
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		5,305,000	5,473,593
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		3,786,000	3,927,975
New Red Finance, Inc. (A)	3.875	01-15-28		5,230,000	5,360,750
New Red Finance, Inc. (A)	5.000	10-15-25		5,720,000	5,873,925
Household durables 0.4%
Lennar Corp.	4.500	04-30-24		1,365,000	1,463,963
Lennar Corp.	4.750	11-29-27		2,790,000	3,180,600
Lennar Corp.	5.875	11-15-24		2,360,000	2,637,300
Internet and direct marketing retail 0.5%
Expedia Group, Inc.	5.000	02-15-26		2,244,000	2,371,473
Expedia Group, Inc. (A)	6.250	05-01-25		6,830,000	7,502,687
Consumer staples 2.2%					42,499,557
Beverages 0.2%
Diageo Finance PLC	1.875	03-27-27	EUR	637,000	845,848
Molson Coors Beverage Company	1.250	07-15-24	EUR	1,925,000	2,304,313
Food products 1.9%
Darling Ingredients, Inc. (A)	5.250	04-15-27		2,934,000	3,113,708
JBS Investments II GmbH (A)	7.000	01-15-26		1,490,000	1,611,018
Kraft Heinz Foods Company	3.000	06-01-26		5,773,000	6,018,967
Kraft Heinz Foods Company (A)	3.750	04-01-30		940,000	1,004,212
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	3.950	07-15-25		1,346,000	$1,463,981
Kraft Heinz Foods Company (A)	4.250	03-01-31		3,436,000	3,796,385
NBM US Holdings, Inc. (A)	7.000	05-14-26		1,158,000	1,233,837
Post Holdings, Inc. (A)	4.625	04-15-30		5,770,000	6,022,438
Post Holdings, Inc. (A)	5.000	08-15-26		1,855,000	1,925,119
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,151,010
Post Holdings, Inc. (A)	5.625	01-15-28		5,270,000	5,633,894
Post Holdings, Inc. (A)	5.750	03-01-27		4,605,000	4,864,031
Personal products 0.1%
Natura Cosmeticos SA (A)	5.375	02-01-23		1,465,000	1,510,796
Energy 5.4%					105,171,453
Oil, gas and consumable fuels 5.4%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,595,294
Aker BP ASA (A)	5.875	03-31-25		7,345,000	7,694,817
Enbridge, Inc.	4.250	12-01-26		7,635,000	8,823,992
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,726,893
EOG Resources, Inc.	4.375	04-15-30		1,585,000	1,896,197
Kinder Morgan, Inc.	4.300	06-01-25		1,670,000	1,895,792
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,075,000	4,133,430
Occidental Petroleum Corp.	2.700	08-15-22		1,380,000	1,356,782
Occidental Petroleum Corp.	2.700	02-15-23		1,225,000	1,178,132
Occidental Petroleum Corp.	3.500	08-15-29		2,755,000	2,369,300
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,155,525
Pertamina Persero PT (A)	4.300	05-20-23		4,970,000	5,317,550
Petrobras Global Finance BV (A)	5.093	01-15-30		11,103,000	11,558,223
Petrobras Global Finance BV	5.750	02-01-29		2,735,000	3,005,765
Petrobras Global Finance BV	5.999	01-27-28		1,010,000	1,120,090
Petrobras Global Finance BV	6.900	03-19-49		5,630,000	6,496,626
Saudi Arabian Oil Company (A)	3.500	04-16-29		3,655,000	4,019,103
Saudi Arabian Oil Company (A)	4.250	04-16-39		3,820,000	4,431,539
Saudi Arabian Oil Company (A)	4.375	04-16-49		2,930,000	3,540,154
Suncor Energy, Inc. (B)	3.100	05-15-25		4,125,000	4,517,540
The Williams Companies, Inc.	3.750	06-15-27		6,690,000	7,384,390
The Williams Companies, Inc.	4.500	11-15-23		2,405,000	2,657,550
The Williams Companies, Inc.	4.550	06-24-24		5,742,000	6,449,174
TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,923,909
Valero Energy Corp.	3.400	09-15-26		1,745,000	1,923,686
Financials 13.5%					261,303,249
Banks 9.7%
Banco Actinver SA (A)	4.800	12-18-32		775,000	544,438
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	1,474,545
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%)	1.319	06-19-26		5,340,000	5,407,421
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%)	2.884	10-22-30		4,360,000	4,738,679
Bank of America Corp.	6.110	01-29-37		2,109,000	3,022,184
Bank of America NA	6.000	10-15-36		688,000	993,360
Bank of Montreal (3 month CDOR + 0.190%) (C)	0.723	02-01-23	CAD	5,825,000	4,473,596
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,382,172
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (D)	5.800	06-15-22		685,000	555,494
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%)	1.678	05-15-24		3,930,000	4,029,865
Citigroup, Inc.	4.125	07-25-28		2,645,000	3,037,734
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)	7.875	01-23-24		700,000	$781,354
European Investment Bank (SONIA + 0.350%) (C)	0.408	06-29-23	GBP	2,080,000	2,792,090
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,290,256
First Horizon Bank	5.750	05-01-30		3,995,000	4,516,725
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,134,821
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,854,210
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,535,905
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,870,210
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%)	2.005	03-13-26		6,325,000	6,596,909
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%)	2.083	04-22-26		7,795,000	8,179,777
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,765,163
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31		4,431,000	4,757,105
JPMorgan Chase & Co.	3.625	12-01-27		1,725,000	1,940,428
KfW	0.000	09-15-23	EUR	1,675,000	2,032,863
KfW	1.000	10-12-21	NOK	21,580,000	2,488,517
KfW	1.375	02-01-21	GBP	1,940,000	2,606,705
KfW	2.125	08-15-23	EUR	4,370,000	5,631,210
Lloyds Bank PLC (SONIA + 0.430%) (C)	0.489	09-13-21	GBP	3,855,000	5,165,364
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (D)	7.500	09-27-25		5,280,000	5,809,056
National Bank of Canada (A)	2.150	10-07-22		2,515,000	2,600,083
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25		3,670,000	3,866,235
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	0.660	06-21-23	NOK	28,000,000	3,218,604
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	0.710	06-19-24	NOK	31,000,000	3,565,335
Nordic Investment Bank	1.500	01-24-22	NOK	19,000,000	2,205,770
Nykredit Realkredit A/S	1.000	01-01-24	DKK	60,000,000	10,032,645
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(D)	8.000	09-29-25		2,275,000	2,587,813
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		4,300,000	4,278,500
Truist Bank	2.250	03-11-30		7,805,000	8,100,780
Truist Financial Corp.	3.875	03-19-29		2,640,000	3,057,925
U.S. Bancorp	0.850	06-07-24	EUR	11,620,000	14,245,205
U.S. Bancorp	3.150	04-27-27		3,405,000	3,855,139
U.S. Bancorp	3.375	02-05-24		1,895,000	2,071,984
U.S. Bancorp	3.600	09-11-24		1,725,000	1,919,594
U.S. Bank NA	2.650	05-23-22		4,390,000	4,561,165
U.S. Bank NA	2.800	01-27-25		2,172,000	2,369,832
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	1.422	07-27-21	AUD	4,745,000	3,522,721
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,859,985
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		1,622,000	1,556,674
Capital markets 1.2%
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (D)	6.000	10-30-25		6,800,000	6,111,500
MSCI, Inc. (A)	3.625	09-01-30		1,385,000	1,452,948
MSCI, Inc. (A)	3.875	02-15-31		4,590,000	4,848,188
MSCI, Inc. (A)	4.000	11-15-29		1,695,000	1,813,650
MSCI, Inc. (A)	4.750	08-01-26		1,110,000	1,154,400
Stifel Financial Corp.	4.000	05-15-30		3,265,000	3,500,811
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	3,127,467
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	900,351
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	811,000	$1,092,369
Consumer finance 0.4%
Discover Financial Services	4.100	02-09-27		6,040,000	6,723,952
Diversified financial services 1.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,366,608
Berkshire Hathaway, Inc.	0.000	03-12-25	EUR	3,780,000	4,492,044
European Financial Stability Facility	0.125	10-17-23	EUR	2,205,000	2,684,186
European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,522,438
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,380,177
GE Capital Funding LLC (A)	4.400	05-15-30		3,165,000	3,336,018
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	22,650,000	4,713,151
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,411,546
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		4,515,000	4,787,300
Health care 5.6%					108,351,445
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,398,019
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	5,007,000
Health care providers and services 3.1%
Ascension Health	2.532	11-15-29		2,395,000	2,679,634
Banner Health	2.338	01-01-30		2,755,000	2,887,200
Centene Corp.	3.375	02-15-30		4,165,000	4,331,600
Centene Corp. (A)	5.250	04-01-25		1,130,000	1,172,375
HCA, Inc.	3.500	09-01-30		13,395,000	14,047,708
HCA, Inc.	4.125	06-15-29		7,035,000	8,095,843
HCA, Inc.	5.250	04-15-25		2,695,000	3,141,687
HCA, Inc.	5.375	02-01-25		10,000,000	11,261,500
Rede D'or Finance Sarl (A)	4.500	01-22-30		2,550,000	2,499,000
Select Medical Corp. (A)	6.250	08-15-26		6,655,000	7,149,267
Stanford Health Care	3.310	08-15-30		1,725,000	1,964,377
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,561,686
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	2,081,483
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	2,052,607
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,254,200
Pharmaceuticals 1.6%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,240,975
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,493,473
Bausch Health Companies, Inc. (A)	5.000	01-30-28		7,395,000	7,284,075
Bausch Health Companies, Inc. (A)	5.250	01-30-30		9,650,000	9,592,004
Bausch Health Companies, Inc. (A)	5.500	11-01-25		1,765,000	1,821,833
Bausch Health Companies, Inc. (A)	5.875	05-15-23		701,000	701,000
Bausch Health Companies, Inc. (A)	6.125	04-15-25		1,355,000	1,393,956
Bausch Health Companies, Inc. (A)	6.250	02-15-29		4,010,000	4,191,854
Bausch Health Companies, Inc. (A)	9.000	12-15-25		1,870,000	2,047,089
Industrials 4.1%					79,447,294
Aerospace and defense 0.6%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,388,655
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.040	05-01-27		4,165,000	$4,582,900
The Boeing Company	5.150	05-01-30		4,190,000	4,691,399
Airlines 1.0%
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		2,075,000	1,834,962
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000	06-10-28		2,125,000	2,061,524
Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	4,921,820
Delta Air Lines, Inc. (B)	3.400	04-19-21		2,470,000	2,475,751
Delta Air Lines, Inc.	4.375	04-19-28		2,580,000	2,408,958
Delta Air Lines, Inc. (A)	7.000	05-01-25		4,640,000	5,079,520
Building products 0.1%
Owens Corning	3.950	08-15-29		1,980,000	2,239,532
Construction and engineering 0.5%
AECOM	5.125	03-15-27		3,858,000	4,230,490
AECOM	5.875	10-15-24		2,680,000	2,984,850
HC2 Holdings, Inc. (A)	11.500	12-01-21		3,053,000	2,846,923
Professional services 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30		2,305,000	2,423,270
IHS Markit, Ltd.	4.250	05-01-29		5,950,000	6,946,625
Road and rail 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,577,678
Uber Technologies, Inc. (A)	8.000	11-01-26		4,952,000	5,247,090
Trading companies and distributors 0.7%
United Rentals North America, Inc.	3.875	02-15-31		1,740,000	1,790,025
United Rentals North America, Inc.	4.000	07-15-30		2,800,000	2,926,000
United Rentals North America, Inc.	4.875	01-15-28		5,640,000	5,996,561
United Rentals North America, Inc.	5.500	05-15-27		2,925,000	3,129,311
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,652,665
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		1,605,000	1,644,585
JSL Europe SA (A)	7.750	07-26-24		1,320,000	1,366,200
Information technology 2.8%					53,608,969
IT services 0.9%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,784,431
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,353,184
Fiserv, Inc.	3.200	07-01-26		1,074,000	1,203,885
Fiserv, Inc.	3.500	07-01-29		3,555,000	4,043,293
Gartner, Inc. (A)	4.500	07-01-28		6,195,000	6,473,775
Semiconductors and semiconductor equipment 0.6%
Broadcom Corp.	3.875	01-15-27		1,270,000	1,407,329
Broadcom, Inc.	4.150	11-15-30		4,000,000	4,498,741
Broadcom, Inc.	4.750	04-15-29		1,943,000	2,272,850
Microchip Technology, Inc. (A)	4.250	09-01-25		2,715,000	2,827,074
Software 0.4%
ServiceNow, Inc.	1.400	09-01-30		1,725,000	1,694,067
SS&C Technologies, Inc. (A)	5.500	09-30-27		5,860,000	6,276,646
Technology hardware, storage and peripherals 0.9%
Apple, Inc.	0.000	11-15-25	EUR	2,350,000	2,814,857
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	4,013,187
Apple, Inc.	3.250	02-23-26		3,250,000	3,671,924
CDW LLC	4.125	05-01-25		1,550,000	1,616,224
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC (A)	8.350	07-15-46		4,194,000	$5,657,502
Materials 2.3%					45,271,503
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		483,000	471,529
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,329,811
Construction materials 0.1%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		1,655,000	1,870,150
Containers and packaging 2.0%
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,555,430
Ball Corp.	2.875	08-15-30		2,240,000	2,235,072
Ball Corp.	4.000	11-15-23		6,220,000	6,608,750
Ball Corp.	4.875	03-15-26		6,295,000	7,050,400
Ball Corp.	5.000	03-15-22		2,070,000	2,197,202
Ball Corp.	5.250	07-01-25		6,820,000	7,728,901
Berry Global, Inc. (A)	5.625	07-15-27		4,175,000	4,415,063
Crown Americas LLC	4.250	09-30-26		400,000	425,248
Crown Americas LLC	4.500	01-15-23		3,109,000	3,264,512
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,638,000	3,119,435
Real estate 2.4%					46,810,532
Equity real estate investment trusts 2.4%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,867,335
American Tower Corp.	2.250	01-15-22		2,800,000	2,868,728
American Tower Corp.	3.500	01-31-23		5,016,000	5,359,099
Crown Castle International Corp.	3.800	02-15-28		2,650,000	3,025,013
CyrusOne LP	3.450	11-15-29		5,520,000	6,028,061
Equinix, Inc.	2.150	07-15-30		3,186,000	3,267,147
SBA Communications Corp. (A)	3.875	02-15-27		9,885,000	10,260,136
SBA Communications Corp.	4.875	09-01-24		48,000	49,306
SBA Tower Trust (A)	2.836	01-15-25		1,954,000	2,041,608
SBA Tower Trust (A)	3.448	03-15-23		7,251,000	7,581,688
VICI Properties LP (A)	4.125	08-15-30		3,005,000	3,011,611
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,450,800
Utilities 2.9%					55,828,905
Electric utilities 2.1%
DPL, Inc. (A)	4.125	07-01-25		5,515,000	5,818,325
EDP Finance BV	0.375	09-16-26	EUR	545,000	650,566
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,180,000	2,449,644
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,617,684
NRG Energy, Inc. (A)	5.250	06-15-29		3,565,000	3,885,850
NRG Energy, Inc.	6.625	01-15-27		3,550,000	3,799,210
NRG Energy, Inc.	7.250	05-15-26		1,040,000	1,111,885
NSTAR Electric Company	3.950	04-01-30		1,860,000	2,251,779
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		2,840,000	3,351,200
Vistra Operations Company LLC (A)	3.550	07-15-24		4,905,000	5,206,044
Vistra Operations Company LLC (A)	5.000	07-31-27		5,035,000	5,339,517
Vistra Operations Company LLC (A)	5.500	09-01-26		1,800,000	1,890,000
Vistra Operations Company LLC (A)	5.625	02-15-27		2,626,000	2,776,995
Independent power and renewable electricity producers 0.6%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,842,246
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,365,344
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	$1,685,730
The AES Corp.	4.500	03-15-23		4,412,000	4,456,120
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,641,285

Engie SA	0.375	06-21-27	EUR	1,400,000	1,689,481
Convertible bonds 0.7%					$13,486,141
(Cost $11,535,152)
Communication services 0.5%					9,100,750
Interactive media and services 0.3%
Match Group Financeco 2, Inc. (A)	0.875	06-15-26		4,410,000	6,378,634
Media 0.2%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,722,116
Utilities 0.2%					4,385,391
Electric utilities 0.2%

NRG Energy, Inc.	2.750	06-01-48		4,125,000	4,385,391
Capital preferred securities 1.2%					$22,851,927
(Cost $21,803,063)
Financials 1.2%					22,851,927
Banks 1.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	10-02-20		10,938,000	9,748,493

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	10-02-20		13,035,000	13,103,434
Municipal bonds 2.1%					$40,418,160
(Cost $39,512,686)
Bay Area Toll Authority (California)	2.574	04-01-31		2,110,000	2,304,901
Commonwealth of Massachusetts	2.514	07-01-41		2,905,000	2,962,751
Massachusetts State College Building Authority	2.439	05-01-28		760,000	815,108
Massachusetts State College Building Authority	2.251	05-01-35		4,330,000	4,435,176
Massachusetts State College Building Authority	2.972	05-01-40		4,545,000	4,633,173
Port of Morrow (Oregon)	2.543	09-01-40		4,085,000	4,137,860
Richland County School Disctrict No. 1 (South Carolina)	1.580	03-01-27		1,570,000	1,612,390
State of Hawaii	1.145	08-01-28		3,775,000	3,748,877
State of Texas	2.746	10-01-33		445,000	496,883
State of Texas	2.896	10-01-35		505,000	563,110
Texas Transportation Commission	2.562	04-01-42		2,530,000	2,581,739
Texas Transportation Commission	4.000	10-01-33		2,140,000	2,708,063
Texas Transportation Commission	1.583	10-01-30		2,285,000	2,346,512
University of Texas	2.439	08-15-49		2,930,000	3,023,614
West Contra Costa Unified School District (California)	2.292	08-01-28		1,655,000	1,721,382

West Contra Costa Unified School District (California)	2.612	08-01-32		2,240,000	2,326,621
Collateralized mortgage obligations 3.3%					$63,165,973
(Cost $61,417,989)
Commercial and residential 3.3%					63,165,973
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49		3,190,742	3,278,200
Series 2019-3, Class A1 (A)(E)	2.962	10-25-48		2,598,649	2,655,725
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	1.012	09-15-34		5,370,000	5,192,605
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.483	03-15-37		2,625,000	2,572,398
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(C)	1.082	10-15-36	7,475,720	$7,466,758
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(C)	0.962	12-15-36	2,592,627	2,583,714
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	4,642,000	5,168,839
Century Plaza Towers Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	6,301,287
COLT Mortgage Loan Trust Series 2018-2, Class A1 (A)(E)	3.470	07-27-48	733,283	733,453
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	2,062,417	2,094,045
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	0.862	06-15-34	3,585,000	3,544,651
GS Mortgage Securities Trust Series 2017-FARM, Class A (A)(E)	3.659	01-10-43	1,420,000	1,539,077
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	15,591,414	239,707
Series 2007-4, Class ES IO	0.350	07-19-47	16,932,961	223,283
Series 2007-6, Class ES IO (A)	0.343	08-19-37	15,116,843	212,248
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	4,290,000	4,603,706
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	2,350,000	2,349,297
Series 2016-NINE, Class A (A)(E)	2.949	09-06-38	4,855,000	5,230,708
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	1.162	11-15-34	1,955,000	1,933,543
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	1.675	06-25-57	1,050,692	1,045,687
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	2,325,000	2,405,839

Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (A)(E)	3.793	03-25-48	1,786,450	1,791,203
Asset backed securities 1.8%				$35,462,404
(Cost $33,928,961)
Asset backed securities 1.8%				35,462,404
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	1,300,000	1,371,633
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,920,750	2,038,377
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,341,250	3,482,719
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,801,800	1,910,268
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,710,400	3,945,157
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,825,383	1,841,026
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	0.545	10-25-35	1,311,864	1,287,969
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(C)	1.062	07-17-37	1,925,244	1,909,568
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	1,363,148	1,410,838
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	3.960	10-20-48	2,650,643	2,797,708
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,482,250	6,975,290
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(E)	2.750	04-25-57	1,049,816	1,079,924
Series 2017-3, Class A1 (A)(E)	2.750	07-25-57	1,627,817	1,676,689
Westlake Automobile Receivables Trust Series 2019-2A, Class C (A)	2.840	07-15-24	3,650,000	3,735,238

12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 0.5%		$9,531,756
(Cost $13,081,104)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(G)	300,118	0
Utilities 0.5%		9,531,756
Multi-utilities 0.5%

Dominion Energy, Inc. (B)	94,900	9,531,756
Preferred securities 3.9%		$74,914,305
(Cost $75,310,227)
Communication services 0.1%		2,174,706
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)(G)	1,985	2,174,706
Financials 1.1%		19,966,306
Banks 1.1%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	6,420	4,686,600
U.S. Bancorp, 5.500%	135,700	3,799,600
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	8,257	7,158,819
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,321,287
Health care 0.3%		5,765,341
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000%	44,500	2,377,635
Danaher Corp., 5.000%	2,765	3,387,706
Industrials 0.4%		7,464,360
Machinery 0.4%
Fortive Corp., 5.000%	8,160	7,464,360
Information technology 0.3%		6,040,282
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000% (B)	4,910	6,040,282
Utilities 1.7%		33,503,310
Electric utilities 1.3%
American Electric Power Company, Inc., 6.125% (B)	91,300	4,397,008
NextEra Energy, Inc., 4.872%	151,550	8,304,940
NextEra Energy, Inc., 5.279%	143,200	6,817,752
The Southern Company, 6.750%	149,300	6,718,500
Multi-utilities 0.4%
CenterPoint Energy, Inc., 7.000%	59,000	2,215,450
DTE Energy Company, 6.250%	109,300	5,049,660

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.5%				$68,363,530
(Cost $68,364,489)
U.S. Government Agency 1.0%				19,911,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-20	3,833,000	3,833,000
Federal Home Loan Bank Discount Note	0.010	09-01-20	16,078,000	16,078,000

	Yield (%)	Shares	Value
Short-term funds 0.3%			6,772,530
John Hancock Collateral Trust (H)	0.2611(I)	676,529	6,772,530

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Par value^	Value
Repurchase agreement 2.2%		41,680,000
Barclays Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $33,590,065 on 9-1-20, collateralized by $34,305,200 U.S. Treasury Notes, 0.250% due 8-31-25 (valued at $34,261,941)	33,590,000	33,590,000
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $8,090,000 on 9-1-20, collateralized by $8,206,900 U.S. Treasury Notes, 0.375% due 3-31-22 (valued at $8,251,821)	8,090,000	8,090,000

Total investments (Cost $1,837,411,826) 99.2%	$1,920,488,209
Other assets and liabilities, net 0.8%	15,612,533
Total net assets 100.0%	$1,936,100,742

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $615,933,567 or 31.8% of the fund's net assets as of 8-31-20.
(B)	All or a portion of this security is on loan as of 8-31-20. The value of securities on loan amounted to $6,621,224.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-20:
United States	68.3%
Canada	4.8%
Indonesia	3.3%
Norway	2.1%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Supranational	1.8%
United Kingdom	1.8%
Singapore	1.7%
Brazil	1.2%
Malaysia	1.2%
Luxembourg	1.1%
Other countries	12.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,092	Short	Dec 2020	$(151,990,983)	$(152,061,000)	$(70,017)
German Euro BUND Futures	19	Short	Sep 2020	(4,020,266)	(3,980,587)	39,679
U.S. Treasury Long Bond Futures	870	Short	Dec 2020	(153,875,561)	(152,875,312)	1,000,249
						$969,911
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	7,578,069	USD	8,891,690	ANZ	9/16/2020	$154,365	—
EUR	15,230,192	USD	17,947,997	CITI	9/16/2020	232,510	—
EUR	55,076,282	USD	63,423,810	GSI	9/16/2020	2,321,568	—
EUR	36,457,933	USD	41,826,433	HUS	9/16/2020	1,693,945	—
EUR	40,417,857	USD	46,546,756	JPM	9/16/2020	1,700,642	—
EUR	22,124,592	USD	25,669,520	MSCS	9/16/2020	740,935	—
EUR	7,577,893	USD	8,973,634	RBC	9/16/2020	72,209	—
EUR	18,041,134	USD	20,455,908	SSB	9/16/2020	1,080,062	—
EUR	22,206,651	USD	26,095,332	UBS	9/16/2020	413,078	—
SGD	37,601,721	USD	27,189,108	CITI	9/16/2020	447,880	—
SGD	12,650,322	USD	9,063,036	GSI	9/16/2020	234,857	—
SGD	12,559,555	USD	9,063,036	UBS	9/16/2020	168,145	—
USD	20,699,255	AUD	29,869,486	RBC	9/16/2020	—	$(1,332,132)
USD	5,185,162	BRL	25,515,143	CITI	9/16/2020	529,788	—
USD	9,629,481	DKK	63,350,000	SSB	9/16/2020	—	(529,009)
USD	822,925	EUR	698,356	ANZ	9/16/2020	—	(10,712)
USD	462,850	EUR	410,741	BMO	9/16/2020	—	(27,458)
USD	4,495,657	EUR	3,788,855	CIBC	9/16/2020	—	(27,156)
USD	56,297,029	EUR	47,893,735	CITI	9/16/2020	—	(874,435)
USD	46,227,138	EUR	39,490,069	GSI	9/16/2020	—	(912,745)
USD	17,765,427	EUR	14,979,927	HUS	9/16/2020	—	(116,336)
USD	37,973,360	EUR	32,747,500	JPM	9/16/2020	—	(1,117,817)
USD	86,209,079	EUR	74,829,398	MSCS	9/16/2020	—	(3,115,887)
USD	34,230	EUR	28,841	SCB	9/16/2020	—	(198)
USD	64,105,587	EUR	55,507,952	SSB	9/16/2020	—	(2,155,082)
USD	4,127,024	EUR	3,639,383	UBS	9/16/2020	—	(217,362)
USD	10,640,530	GBP	8,358,991	SSB	9/16/2020	—	(534,406)
USD	457,223	JPY	49,139,699	SCB	9/16/2020	—	(6,812)
USD	4,322,253	JPY	465,042,186	SSB	9/16/2020	—	(69,223)
USD	5,655,533	MXN	124,593,907	RBC	9/17/2020	—	(27,855)
USD	7,797,413	NZD	12,022,600	ANZ	9/16/2020	—	(300,816)
USD	65,638,646	SGD	91,108,082	CITI	9/16/2020	—	(1,325,124)
USD	12,778,354	SGD	17,361,055	GSI	9/16/2020	18,106	—
USD	1,130,206	SGD	1,575,189	HUS	9/16/2020	—	(27,547)
						$9,808,090	$(12,728,112)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$192,402,827	—	$192,402,827	—
Foreign government obligations	359,615,896	—	359,615,896	—
Corporate bonds	1,040,275,290	—	1,040,275,290	—
Convertible bonds	13,486,141	—	13,486,141	—
Capital preferred securities	22,851,927	—	22,851,927	—
Municipal bonds	40,418,160	—	40,418,160	—
Collateralized mortgage obligations	63,165,973	—	63,165,973	—
Asset backed securities	35,462,404	—	35,462,404	—
Common stocks	9,531,756	$9,531,756	—	—
Preferred securities	74,914,305	60,588,639	14,325,666	—
Short-term investments	68,363,530	6,772,530	61,591,000	—
Total investments in securities	$1,920,488,209	$76,892,925	$1,843,595,284	—
Derivatives:
Assets
Futures	$1,039,928	$1,039,928	—	—
Forward foreign currency contracts	9,808,090	—	$9,808,090	—
Liabilities
Futures	(70,017)	(70,017)	—	—
Forward foreign currency contracts	(12,728,112)	—	(12,728,112)	—
18	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	676,529	$8,705,385	$32,344,572	$(34,276,069)	$(740)	$(618)	$13,586	—	$6,772,530
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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